Revenues from Contracts with Customers - Summary of Revenues from Contracts with Customers, and Other Sources of Revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue From Contract With Customers [Line Items]
Other revenues	¥ 8,210	¥ 19,383
Total sales of goods and real estate and services income	2,280,329	2,434,864	¥ 2,862,771
Sales of Goods
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	287,558	462,029
Real Estate Sales
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	118,953	134,136
Asset Management and Servicing
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	181,851	191,820
Automobile related services
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	77,987	78,723
Facilities operation
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	69,297	104,005
Environment and energy services
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	141,532	132,243
Real estate management and brokerage
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	104,110	103,062
Real estate contract work
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	88,966	82,217
Other
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	104,059	107,341
Sales of Goods and Real Estate and Service [Member]
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers	1,174,313	1,395,576
Total sales of goods and real estate and services income	¥ 1,182,523	¥ 1,414,959